Document and Entity Information	Mar. 20, 2025
Cover [Abstract]
Entity Registrant Name	NN INC
Amendment Flag	false
Entity Central Index Key	0000918541
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39268
Entity Tax Identification Number	62-1096725
Entity Address, Address Line One	6210 Ardrey Kell Road
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(980)
Local Phone Number	264-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false